Income Taxes - Schedule of Local and Foreign Components of Income (Loss) Before Income Tax (Details) - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Tax jurisdictions from: Local
Loss before income tax	(94,734)	49,870	(189,531)	(269)
Malaysia [Member]
Tax jurisdictions from: Foreign, representing	(123,052)	(335,347)	(335,346)
Anguilla [Member]
Tax jurisdictions from: Foreign, representing	$ 28,318	$ 146,363	$ 145,815	$ (269)